CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Cash flows from operating activities:
Net loss	$ (10,005)	$ (8,053)	$ (10,696)	$ (7,495)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	617	505	711	537
Interest incurred on conversion to preferred stock	55	0
Gain on change in value of derivative liability	(771)	0
Amortization of debt discount	16	0
Amortization of intangible assets	0	110	110	629
Loss on disposal of property and equipment	0	17	17	8
Stock-based compensation	848	1,280	1,680	877
Provision for doubtful accounts receivable	(2)	28	31	52
Changes in assets and liabilities:
Accounts receivable	443	586	(219)	2,895
Inventory	87	(128)	(188)	(95)
Prepaid expenses and other assets	(617)	(2)	(27)	(4)
Accounts payable	(415)	(1,177)	(968)	1,314
Accrued expenses	(411)	270	665	(114)
Deferred revenue	116	1,094	435	(485)
Net cash used in operating activities	(10,039)	(5,470)	(8,449)	(1,881)
Cash flows from investing activities:
Purchase of property and equipment	(334)	(700)	(944)	(1,290)
Proceeds from sale of property and equipment	0	15	15	0
Purchase of held-to-maturity investments	0	(185)	(185)	(6,669)
Maturity of held-to-maturity investments	0	3,570	3,570	3,284
Net cash provided by (used in) investing activities	(334)	2,700	2,456	(4,675)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of issuance cost	68	3,160	3,212	144
Proceeds from issuance of preferred stock	7,332	0
Proceeds from issuance of bridge loan	550	0
Proceeds from issuance of debt	9,716	3,000
Proceeds from borrowing on debt			3,000	0
Repayment of debt	(4,318)	(422)	(655)	0
Net cash provided by financing activities	13,348	5,738	5,557	144
Effect of foreign exchange rate on cash and cash equivalents	1	(14)	(5)	(63)
Net increase in cash and cash equivalents	2,976	2,954	(441)	(6,475)
Cash and cash equivalents, beginning of period	6,895	7,336	7,336	13,811
Cash and cash equivalents, end of period	9,871	10,290	6,895	7,336
Supplemental disclosure of cash flow information:
Cash paid for interest	119	131	194	86
Cash paid for income taxes	3	1	1	1
Supplemental disclosure of non cash financing activities:
Conversion of promissory notes to preferred stock	605	0
Issuance of common stock warrants	1,543	0
Beneficial conversion associated with preferred stock	1,090	0
Common stock dividends issued to preferred shareholders	106	0
Discount associated with long term debt	$ 1,375	$ 0